MORTGAGE LOANS AND NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Schedule of Maturities of Mortgage Loans and Notes Payable
The aggregate maturities of mortgage loans and notes payable subsequent to December 31, 2012 are as follows :

2013	$12,643,000
2014	8,472,000
2015	81,694,000
2016	15,040,000
2017	28,292,000
Thereafter	88,134,000
234,275,000
Debt premium	2,263,000
$236,538,000

Mortgage Loans Payable [Member]
Debt Instrument [Line Items]
Schedule of Mortgage Loans Payable
Mortgage loans at December 31, 2012 and 2011 consist of the following:

		Carrying amount of mortgage notes as of December 31, (1)
Property Pledged as Collateral	Region	2012	2011	Interest Rate	Maturity Date
Notes receivable (2)	United Kingdom	$78,705,000	$—	LIBOR + 5.00%	2015
Multi-family property (1)	Western U.S.	27,988,000	—	4.71%	2020
Multi-family property (1)	Western U.S.	5,829,000	—	5.43%	2020
Commercial building	Western U.S.	29,000,000	—	LIBOR + 2.00%	2017
Multi-family property	Western U.S.	26,000,000	—	3.35%	2023
Multi-family property	Western U.S.	23,475,000	—	Adjustable rate + 2.07%	2022
Multi-family property	Western U.S.	14,357,000	14,357,000	4.19%	2018
Commercial building	Western U.S.	12,000,000	12,000,000	6.75%	2016
Commercial building	Western U.S.	7,032,000	—	LIBOR + 3.50%	2014
Commercial building/Warehouse	Western U.S.	4,391,000	4,391,000	Prime + 1.00%	2013
Commercial building	Western U.S.	1,873,000	—	5.72%	2013
Total mortgage loans payable		230,650,000	30,748,000

Notes Payable		5,888,000	—	15.00%	2013
Total notes payable		5,888,000	—

Total mortgage and notes payable		$236,538,000	$30,748,000

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(1) The mortgage loan payable balances include the unamortized debt premiums. Debt premiums represent the excess of the fair value of debt over the principal value of debt assumed in various acquisitions and are amortized into interest expense over the remaining term of the related debt in a manner that approximates the effective interest method. The unamortized loan premium as of December 31, 2012 was $2.3 million.

(2) In December 2012, Kennedy Wilson acquired a loan secured by a shopping center and 107 residential units in the United Kingdom. At the time of acquisition, Kennedy Wilson invested $43.6 million of equity and borrowed $79.3 million in order to finance the transaction (see Note 4). As of December 31, 2012, both the note receivable and mortgage payable are consolidated on Kennedy Wilson's consolidated balance sheet. Subsequent to December 31, 2012, Kennedy Wilson sold a 50% interest in this investment to an institutional investor.